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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490	Ellicott City, Maryland 21043
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2018

Date of reporting period:	March 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 100.6%	Shares	Value
Consumer Discretionary - 24.2%
Automobiles - 0.6%
General Motors Company	50,000	$1,817,000

Distributors - 0.3%
LKQ Corporation (a)	25,000	948,750

Diversified Consumer Services - 0.9%
H&R Block, Inc.	100,000	2,541,000
Strayer Education, Inc.	5,000	505,250
		3,046,250
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	25,000	902,500
Red Robin Gourmet Burgers, Inc. (a)	65,000	3,770,000
Wyndham Worldwide Corporation	15,000	1,716,450
		6,388,950
Household Durables - 1.9%
Garmin Ltd.	50,000	2,946,500
KB Home	75,000	2,133,750
Tempur Sealy International, Inc. (a)	25,000	1,132,250
		6,212,500
Internet & Direct Marketing Retail - 0.5%
Nutrisystem, Inc.	25,000	673,750
Wayfair, Inc. - Class A (a)	15,000	1,012,950
		1,686,700
Media - 2.9%
AMC Entertainment Holdings, Inc. - Class A	100,000	1,405,000
Comcast Corporation - Class A	25,000	854,250
Gray Television, Inc. (a)	175,000	2,222,500
Sirius XM Holdings, Inc.	400,000	2,496,000
Viacom, Inc. - Class B	75,000	2,329,500
		9,307,250
Multiline Retail - 4.4%
Dillard's, Inc. - Class A	25,000	2,008,500
Dollar General Corporation	35,000	3,274,250
Dollar Tree, Inc. (a)	35,000	3,321,500
Kohl's Corporation	50,000	3,275,500
Target Corporation	35,000	2,430,050
		14,309,800

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.6% (continued)	Shares	Value
Consumer Discretionary - 24.2% (continued)
Specialty Retail - 6.9%
Dick's Sporting Goods, Inc.	20,000	$701,000
DSW, Inc. - Class A	100,000	2,246,000
Five Below, Inc. (a)	50,000	3,667,000
Gap, Inc. (The)	100,000	3,120,000
Lowe's Companies, Inc.	10,000	877,500
RH (a)	30,000	2,858,400
Sleep Number Corporation (a)	25,000	878,750
Urban Outfitters, Inc. (a)	125,000	4,620,000
Williams-Sonoma, Inc.	65,000	3,429,400
		22,398,050
Textiles, Apparel & Luxury Goods - 3.8%
Carter's, Inc.	35,000	3,643,500
Hanesbrands, Inc.	100,000	1,842,000
lululemon athletica, inc. (a)	35,000	3,119,200
Michael Kors Holdings Ltd. (a)	60,000	3,724,800
		12,329,500
Consumer Staples - 12.6%
Beverages - 1.5%
Coca-Cola Company (The)	50,000	2,171,500
PepsiCo, Inc.	25,000	2,728,750
		4,900,250
Food & Staples Retailing - 2.9%
Sprouts Farmers Market, Inc. (a)	150,000	3,520,500
United Natural Foods, Inc. (a)	50,000	2,147,000
Walgreens Boots Alliance, Inc.	20,000	1,309,400
Walmart, Inc.	25,000	2,224,250
		9,201,150
Food Products - 5.6%
Archer-Daniels-Midland Company	50,000	2,168,500
Bunge Ltd.	25,000	1,848,500
Darling Ingredients, Inc. (a)	150,000	2,595,000
Flowers Foods, Inc.	150,000	3,279,000
Hain Celestial Group, Inc. (The) (a)	85,000	2,725,950
Pilgrim's Pride Corporation (a)	150,000	3,691,500
Sanderson Farms, Inc.	15,000	1,785,300
		18,093,750
Household Products - 1.7%
Colgate-Palmolive Company	50,000	3,584,000
Procter & Gamble Company (The)	25,000	1,982,000
		5,566,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.6% (continued)	Shares	Value
Consumer Staples - 12.6% (continued)
Personal Products - 0.9%
USANA Health Sciences, Inc. (a)	35,000	$3,006,500

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Chevron Corporation	25,000	2,851,000
CVR Energy, Inc.	30,000	906,600
Golar LNG Partners, L.P.	80,000	1,368,800
Phillips 66	25,000	2,398,000
Sunoco, L.P.	20,000	510,200
		8,034,600
Financials - 6.0%
Banks - 1.2%
Fifth Third Bancorp	125,000	3,968,750

Capital Markets - 1.4%
Cohen & Steers, Inc.	50,000	2,033,000
State Street Corporation	25,000	2,493,250
		4,526,250
Consumer Finance - 1.0%
American Express Company	35,000	3,264,800

Insurance - 2.4%
Aflac, Inc.	90,000	3,938,400
Brighthouse Financial, Inc. (a)	4,545	233,613
Progressive Corporation (The)	35,000	2,132,550
Travelers Companies, Inc. (The)	10,000	1,388,600
		7,693,163
Health Care - 22.2%
Biotechnology - 4.2%
Acorda Therapeutics, Inc. (a)	50,000	1,182,500
Biogen, Inc. (a)	10,000	2,738,200
Dynavax Technologies Corporation (a)	75,000	1,488,750
Exact Sciences Corporation (a)	75,000	3,024,750
Gilead Sciences, Inc.	50,000	3,769,500
MiMedx Group, Inc. (a)	200,000	1,394,000
		13,597,700
Health Care Equipment & Supplies - 4.7%
Baxter International, Inc.	35,000	2,276,400
Cardiovascular Systems, Inc. (a)	50,000	1,096,500
Integer Holdings Corporation (a)	75,000	4,241,250

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.6% (continued)	Shares	Value
Health Care - 22.2% (continued)
Health Care Equipment & Supplies - 4.7% (continued)
LivaNova plc (a)	50,000	$4,425,000
Varex Imaging Corporation (a)	4,000	143,120
Varian Medical Systems, Inc. (a)	25,000	3,066,250
		15,248,520
Health Care Providers & Services - 7.9%
BioTelemetry, Inc. (a)	75,000	2,328,750
Centene Corporation (a)	35,000	3,740,450
Encompass Health Corporation	50,000	2,858,500
HCA Healthcare, Inc.	40,000	3,880,000
Laboratory Corporation of America Holdings (a)	15,000	2,426,250
LifePoint Health, Inc. (a)	50,000	2,350,000
Molina Healthcare, Inc. (a)	50,000	4,059,000
Select Medical Holdings Corporation (a)	100,000	1,725,000
UnitedHealth Group, Inc.	10,000	2,140,000
		25,507,950
Health Care Technology - 1.1%
Cerner Corporation (a)	60,000	3,480,000

Life Sciences Tools & Services - 0.9%
IQVIA Holdings, Inc. (a)	30,000	2,943,300

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Company	25,000	1,581,250
Impax Laboratories, Inc. (a)	200,000	3,890,000
Innoviva, Inc. (a)	200,000	3,334,000
Supernus Pharmaceuticals, Inc. (a)	50,000	2,290,000
		11,095,250
Industrials - 6.8%
Airlines - 3.0%
American Airlines Group, Inc.	65,000	3,377,400
Delta Air Lines, Inc.	65,000	3,562,650
Southwest Airlines Company	50,000	2,864,000
		9,804,050
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	25,000	1,463,250

Machinery - 1.2%
Lindsay Corporation	10,000	914,400
Wabash National Corporation	150,000	3,121,500
		4,035,900

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.6% (continued)	Shares	Value
Industrials - 6.8% (continued)
Professional Services - 0.6%
Robert Half International, Inc.	35,000	$2,026,150

Road & Rail - 1.1%
Kansas City Southern	10,000	1,098,500
Knight-Swift Transportation Holdings, Inc.	50,000	2,300,500
		3,399,000
Trading Companies & Distributors - 0.4%
AerCap Holdings N.V. (a)	25,000	1,268,000

Information Technology - 17.4%
Communications Equipment - 0.6%
Ubiquiti Networks, Inc. (a)	30,000	2,064,000

Electronic Equipment, Instruments & Components - 1.9%
CDW Corporation	25,000	1,757,750
Corning, Inc.	150,000	4,182,000
Hollysys Automation Technologies Ltd.	15,000	370,800
		6,310,550
Internet Software & Services - 2.0%
Baidu, Inc. - ADR (a)	5,000	1,115,950
Hortonworks, Inc. (a)	25,000	509,250
Momo, Inc. - ADR (a)	50,000	1,869,000
Shutterstock, Inc. (a)	60,000	2,889,000
		6,383,200
IT Services - 4.8%
Cognizant Technology Solutions Corporation - Class A	60,000	4,830,000
Genpact Ltd.	100,000	3,199,000
International Business Machines Corporation	5,000	767,150
Syntel, Inc. (a)	125,000	3,191,250
Virtusa Corporation (a)	75,000	3,634,500
		15,621,900
Semiconductors & Semiconductor Equipment - 7.4%
Axcelis Technologies, Inc. (a)	50,000	1,230,000
Canadian Solar, Inc. (a)	150,000	2,440,500
Cree, Inc. (a)	75,000	3,023,250
First Solar, Inc. (a)	50,000	3,549,000
JinkoSolar Holding Company Ltd. - ADR (a)	175,000	3,193,750
KLA-Tencor Corporation	25,000	2,725,250
Mellanox Technologies Ltd. (a)	15,000	1,092,750

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.6% (continued)	Shares	Value
Information Technology - 17.4% (continued)
Semiconductors & Semiconductor Equipment - 7.4% (continued)
Micron Technology, Inc. (a)	50,000	$2,607,000
Skyworks Solutions, Inc.	40,000	4,010,400
		23,871,900
Software - 0.7%
Oracle Corporation	50,000	2,287,500

Materials - 4.9%
Chemicals - 0.6%
Huntsman Corporation	25,000	731,250
Kronos Worldwide, Inc.	50,000	1,130,000
		1,861,250
Metals & Mining - 4.3%
Agnico-Eagle Mines Ltd.	100,000	4,207,000
Barrick Gold Corporation	300,000	3,735,000
Newmont Mining Corporation	100,000	3,907,000
Randgold Resources Ltd. - ADR	25,000	2,081,000
		13,930,000
Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Host Hotels & Resorts, Inc.	50,000	932,000

Utilities - 3.7%
Electric Utilities - 2.1%
Entergy Corporation	35,000	2,757,300
Exelon Corporation	100,000	3,901,000
		6,658,300
Independent Power and Renewable Electricity Producers - 0.8%
Ormat Technologies, Inc.	35,000	1,973,300
TerraForm Power, Inc. – Class A	75,000	804,750
		2,778,050
Water Utilities - 0.8%
American Water Works Company, Inc.	25,000	2,053,250
SJW Group	10,000	527,100
		2,580,350

Total Common Stocks (Cost $318,163,262)		$325,848,033

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

PUT OPTION CONTRACTS - 2.6%	Contracts	Value
Nasdaq 100 Index Option, 06/15/2018 at $6,600	25	$697,875
Russell 2000 Index Option, 06/15/2018 at $1,500	400	1,619,600
S&P 500 Index Option, 06/15/2018 at $2,600	900	6,143,400
Total Put Option Contracts (Cost $11,716,840)		$8,460,875

Total Investments at Value - 103.2% (Cost $329,880,102)		$334,308,908

MONEY MARKET FUNDS - 55.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.57% (b) (Cost $178,080,576)	178,080,576	$178,080,576

Total Investments and Money Market Funds at Value - 158.2% (Cost $507,960,678)		$512,389,484

Written Call Option Contracts - (58.4%)		(189,132,175)

Other Assets in Excess of Liabilities - 0.2%		803,419

Net Assets - 100.0%		$324,060,728

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2018 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Nasdaq 100 Index Option	25	$16,452,813	$3,000 .00	06/15/2018	$8,941,975
Russell 2000 Index Option	400	61,177,080	700 .00	06/15/2018	33,103,200
S&P 500 Index Option	900	237,678,300	1,000 .00	06/15/2018	147,087,000
Total Written Call Option Contracts (Premiums $198,084,970)		$315,308,193			$189,132,175

The average monthly notional value of written call option contracts during the period ended March 31, 2018 was $337,241,736.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 6.9%	Shares	Value
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NuStar Energy, L.P.	1,000	$20,390
ONEOK, Inc.	985	56,066
Williams Partners, L.P.	866	29,817
		106,273
Materials - 6.5%
Metals & Mining - 6.5%
Agnico-Eagle Mines Ltd.	50,000	2,103,500
AngloGold Ashanti Ltd. - ADR	175,000	1,660,750
Barrick Gold Corporation	350,000	4,357,500
Coeur Mining, Inc. (a)	25,000	200,000
Compania de Minas Buenaventura S.A. - ADR	25,000	380,750
Goldcorp, Inc.	175,000	2,418,500
Newmont Mining Corporation	125,000	4,883,750
Pan American Silver Corporation	5,000	80,750
Randgold Resources Ltd. - ADR	15,000	1,248,600
Royal Gold, Inc.	10,000	858,700
Sibanye Gold Ltd. - ADR	174,904	697,867
Wheaton Precious Metals Corporation	5,000	101,850
		18,992,517
Utilities - 0.3%
Electric Utilities - 0.2%
American Electric Power Company, Inc.	1,000	68,590
Duke Energy Corporation	333	25,797
Edison International	1,000	63,660
Entergy Corporation	1,000	78,780
Exelon Corporation	1,000	39,010
FirstEnergy Corporation	1,000	34,010
NextEra Energy, Inc.	1,000	163,330
PG&E Corporation	1,000	43,930
Pinnacle West Capital Corporation	1,000	79,800
PPL Corporation	1,000	28,290
		625,197
Multi-Utilities - 0.1%
Ameren Corporation	1,000	56,630
Dominion Energy, Inc.	1,000	67,430
DTE Energy Company	1,000	104,400
Public Service Enterprise Group, Inc.	1,000	50,240

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 6.9% (continued)	Shares	Value
Utilities - 0.3% (continued)
Multi-Utilities - 0.1% (continued)
SCANA Corporation	1,000	$37,550
		316,250

Total Common Stocks (Cost $20,660,830)		$20,040,237

U.S. TREASURY OBLIGATIONS - 88.3%	Par Value	Value
U.S. Treasury Bills (b) - 8.4%
1.70%, due 12/06/2018	$25,000,000	$24,680,539

U.S. Treasury Inflation-Protected Notes - 4.7%
2.50%, due 01/15/2029	11,542,800	13,680,121

U.S. Treasury Notes - 75.2%
0.75%, due 10/31/2018	50,000,000	49,651,367
1.25%, due 08/31/2019	50,000,000	49,331,055
1.50%, due 08/15/2026	25,000,000	22,693,370
2.25%, due 02/15/2027	50,000,000	48,064,453
2.25%, due 11/15/2027	10,000,000	9,580,469
2.75%, due 02/15/2028	40,000,000	40,025,781
		219,346,495

Total U.S. Treasury Obligations (Cost $258,413,242)		$257,707,155

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 3.0%	Shares	Value
CurrencyShares British Pound Sterling Trust (a)	30,000	$4,088,700
CurrencyShares Euro Trust (a)	20,000	2,366,600
CurrencyShares Japanese Yen Trust (a)	1,000	90,110
CurrencyShares Swedish Krona Trust (a)	5,000	566,950
CurrencyShares Swiss Franc Trust (a)	5,000	492,000
iShares 1-3 Year International Treasury Bond ETF	1,000	86,730
iShares Gold Trust (a)	25,000	318,250
iShares International Treasury Bond ETF	2,000	103,220
SPDR Bloomberg Barclays International Treasury Bond ETF	2,000	59,020
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,000	33,077
SPDR Citi International Government Inflation-Protected Bond ETF	1,000	59,550
SPDR Gold Shares (a)	5,000	628,950
Total Exchange-Traded Funds (Cost $8,007,192)		$8,893,157

Total Investments at Value - 98.2% (Cost $287,081,264)		$286,640,549

MONEY MARKET FUNDS - 1.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.57% (c) (Cost $4,897,926)	4,897,926	$4,897,926

Total Investments and Money Market Funds at Value - 99.9% (Cost $291,979,190)		$291,538,475

Other Assets in Excess of Liabilities - 0.1%		153,559

Net Assets - 100.0%		$291,692,034

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 80.3%	Shares	Value
Australia - 2.0%
Crown Resorts Ltd. (a)	35,000	$343,684
Seek Ltd. (a)	15,000	216,317
		560,001
Belgium - 1.1%
AGFA-Gevaert N.V. (a) (b)	75,000	290,472

Canada - 12.7%
Air Canada (b)	10,000	207,798
Avigilon Corporation (b)	17,000	356,028
Great-West Lifeco, Inc.	10,000	255,226
IGM Financial, Inc.	12,000	350,889
Industrial Alliance Insurance & Financial Services, Inc.	8,500	349,694
Linamar Corporation	4,500	245,841
Manulife Financial Corporation	19,000	352,783
Martinera International, Inc.	30,000	354,662
Power Corporation of Canada	18,000	410,784
Royal Bank of Canada	5,000	386,254
WestJet Airlines Ltd.	13,000	239,158
		3,509,117
Denmark - 2.3%
Novo Nordisk A/S - Class B (a)	5,500	270,523
Tryg A/S (a)	9,500	221,343
Vestas Wind Systems A/S (a)	2,000	143,104
		634,970
Finland - 0.5%
Tikkurila Oyj	7,200	138,383

France - 2.7%
Air France-KLM (a) (b)	20,000	223,180
Albioma S.A. (a)	8,000	189,761
Elecnor S.A.	2,163	36,196
Eutelsat Communications S.A. (a)	9,000	178,386
Neopost S.A. (a)	5,000	131,736
		759,259
Germany - 4.5%
Bertrandt AG (a)	2,800	319,664
ElringKlinger AG (a)	12,000	224,436
Hugo Boss AG (a)	4,500	392,031

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 80.3% (continued)	Shares	Value
Germany - 4.5% (continued)
SAP SE - ADR	3,000	$315,480
		1,251,611
Italy - 0.6%
Azimut Holdings SpA (a)	7,000	150,470

Japan - 22.4%
Amiyaki Tei Company Ltd. (a)	900	48,261
Ateam, Inc. (a)	10,000	236,097
CyberAgent, Inc. (a)	8,000	415,668
Daiwabo Holdings Company Ltd. (a)	9,000	389,820
en-japan, Inc. (a)	4,000	227,459
EPS Holdings, Inc. (a)	15,900	326,436
Fujibo Holdings, Inc. (a)	9,500	342,940
Haseko Corporation (a)	20,000	307,825
Kanagawa Chuo Kotsu Company Ltd. (a)	8,900	322,124
Kurimoto Ltd. (a)	15,000	285,991
Marvelous, Inc. (a)	25,000	216,180
Mixi, Inc. (a)	5,000	187,073
NuFlare Technology, Inc. (a)	6,000	380,442
Panasonic Corporation (a)	27,000	387,733
SBI Holdings, Inc. (a)	15,400	361,839
Shinko Plantech Company Ltd. (a)	30,000	274,459
SoftBank Group Corporation (a)	4,400	328,202
SRG Takamiya Company Ltd. (a)	25,000	151,977
Syuppin Company Ltd. (a)	25,000	297,082
Toshiba Corporation (a)	130,000	379,175
Towa Pharmaceutical Company Ltd. (a)	5,000	318,533
		6,185,316
Netherlands - 0.5%
PostNL N.V. (a)	40,000	149,891

Norway - 3.6%
Gjensidige Forsikring ASA (a)	12,000	220,703
Nordic Semiconductor ASA (a) (b)	34,597	208,308
Olav Thon Eiendomsselskap ASA	11,000	199,823
Statoil ASA (a)	16,000	378,681
		1,007,515
Portugal - 3.6%
Altri SGPS S.A. (a)	50,000	333,310
Jeronimo Martins SGPS S.A. (a)	15,000	272,833

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 80.3% (continued)	Shares	Value
Portugal - 3.6% (continued)
Mota-Engil SGPS S.A. (a)	100,000	$402,079
		1,008,222
Spain - 2.3%
Amadeus IT Group S.A. (a)	2,000	148,008
Grupo Catalana Occidente S.A. (a)	5,000	217,883
Miquel y Costas & Miquel S.A. (a)	6,000	260,958
		626,849
Sweden - 4.1%
Concentric AB (a)	5,813	102,655
Granges AB (a)	30,000	353,017
Modern Times Group MTG AB - Class B (a)	10,000	406,720
Telia Company AB (a) (b)	55,000	259,201
		1,121,593
Switzerland - 2.4%
Julius Baer Group Ltd. (a) (b)	4,400	270,791
Sonova Holding AG (a) (b)	2,500	397,470
		668,261
United Kingdom - 15.0%
BGEO Group plc (a)	5,000	249,539
Bovis Homes Group plc (a)	22,000	351,532
Burberry Group plc (a)	10,000	238,384
Dunelm Group plc (a)	20,000	147,990
easyJet plc (a)	17,000	383,244
esure Group plc (a)	100,000	304,536
Halfords Group plc (a)	55,000	251,536
Hays plc (a)	150,000	396,846
Indivior plc (a)	40,000	228,672
J.D. Wetherspoon plc (a)	12,000	191,961
N Brown Group plc	70,000	173,355
Next plc (a)	4,000	267,418
PageGroup plc (a) (b)	50,000	376,825
Smart Metering Systems plc (a)	29,310	302,325
SThree plc	65,484	296,777
		4,160,940

Total Common Stocks (Cost $19,156,895)		$22,222,870

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 5.0%	Shares	Value
Northern Institutional Treasury Portfolio, 1.53% (c) (Cost $1,394,252)	1,394,252	$1,394,252

Total Investments and Money Market Funds at Value - 85.3% (Cost $20,551,147)		$23,617,122

Other Assets in Excess of Liabilities - 14.7%		4,063,570

Net Assets - 100.0%		$27,680,692

ADR - American Depositary Receipt.

(a)	Level 2 Security (Note 1).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)
March 31, 2018 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Consumer Discretionary - 22.1%
Auto Components	4.2%
Hotels, Restaurants & Leisure	2.1%
Household Durables	3.8%
Internet & Direct Marketing Retail	1.7%
Media	4.4%
Multiline Retail	1.0%
Specialty Retail	1.4%
Textiles, Apparel & Luxury Goods	3.5%
Consumer Staples - 1.0%
Food & Staples Retailing	1.0%
Energy - 2.4%
Energy Equipment & Services	1.0%
Oil, Gas & Consumable Fuels	1.4%
Financials - 14.8%
Banks	2.3%
Capital Markets	4.1%
Insurance	8.4%
Health Care - 6.6%
Health Care Equipment & Supplies	1.4%
Health Care Technology	1.1%
Pharmaceuticals	4.1%
Industrials - 14.5%
Air Freight & Logistics	0.5%
Airlines	3.8%
Construction & Engineering	1.6%
Electrical Equipment	0.5%
Industrial Conglomerates	1.4%
Machinery	0.4%
Professional Services	5.8%
Trading Companies & Distributors	0.5%
Information Technology - 10.4%
Electronic Equipment, Instruments & Components	3.8%
Internet Software & Services	1.5%
IT Services	0.6%
Semiconductors & Semiconductor Equipment	2.1%
Software	1.9%
Technology Hardware, Storage & Peripherals	0.5%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry	% of Net Assets
Materials - 5.0%
Chemicals	0.5%
Metals & Mining	2.3%
Paper & Forest Products	2.2%
Real Estate - 0.7%
Real Estate Management & Development	0.7%
Telecommunication Services - 2.1%
Diversified Telecommunication Services	0.9%
Wireless Telecommunication Services	1.2%
Utilities - 0.7%
Independent Power and Renewable Electricity Producers	0.7%
80.3%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2018 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation
FINANCIAL FUTURES
Mini MSCI EAFE Index Future	220	06/15/2018	$21,994,500	$21,994,500	$209,918

The average monthly notional value of futures contracts sold short during the period ended March 31, 2018 was $25,145,647.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Value
Consumer Discretionary - 29.4%
Auto Components - 0.9%
Lear Corporation	300	$55,827

Automobiles - 1.0%
Winnebago Industries, Inc.	1,800	67,680

Diversified Consumer Services - 1.2%
H&R Block, Inc.	3,000	76,230

Hotels, Restaurants & Leisure - 4.1%
BJ's Restaurants, Inc.	1,500	67,350
Chipotle Mexican Grill, Inc. (a)	100	32,311
ILG, Inc.	2,600	80,886
Red Robin Gourmet Burgers, Inc. (a)	1,500	87,000
		267,547
Household Durables - 5.4%
Garmin Ltd.	1,050	61,876
KB Home	3,500	99,575
Tempur Sealy International, Inc. (a)	1,700	76,993
William Lyon Homes - Class A (a)	4,000	109,960
		348,404
Media - 1.7%
Beasley Broadcast Group, Inc. - Class A	4,500	50,850
Gray Television, Inc. (a)	4,500	57,150
		108,000
Specialty Retail - 11.7%
Aaron's, Inc.	1,300	60,580
America's Car-Mart, Inc. (a)	2,200	110,990
Best Buy Company, Inc.	900	62,991
Children's Place, Inc. (The)	400	54,100
Gap, Inc. (The)	2,100	65,520
Murphy USA, Inc. (a)	900	65,520
Sleep Number Corporation (a)	2,300	80,845
Tiffany & Company	1,000	97,660
Urban Outfitters, Inc. (a)	2,500	92,400
Williams-Sonoma, Inc.	1,200	63,312
		753,918
Textiles, Apparel & Luxury Goods - 3.4%
Michael Kors Holdings Ltd. (a)	1,200	74,496

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 93.2% (continued)	Shares	Value
Consumer Discretionary - 29.4% (continued)
Textiles, Apparel & Luxury Goods - 3.4% (continued)
Tapestry, Inc.	1,500	$78,915
Wolverine World Wide, Inc.	2,200	63,580
		216,991
Consumer Staples - 9.4%
Beverages - 2.4%
Boston Beer Company, Inc. (The) - Class A (a)	400	75,620
Coca-Cola Company (The)	1,800	78,174
		153,794
Food & Staples Retailing - 2.3%
Sprouts Farmers Market, Inc. (a)	2,700	63,369
Walmart, Inc.	950	84,522
		147,891
Food Products - 3.5%
Darling Ingredients, Inc. (a)	6,000	103,800
Pilgrim's Pride Corporation (a)	2,500	61,525
Sanderson Farms, Inc.	500	59,510
		224,835
Personal Products - 1.2%
Nu Skin Enterprises, Inc. - Class A	1,100	81,081

Financials - 13.8%
Banks - 2.3%
BankUnited, Inc.	1,500	59,970
Fifth Third Bancorp	2,800	88,900
		148,870
Capital Markets - 2.6%
Cohen & Steers, Inc.	1,600	65,056
State Street Corporation	1,000	99,730
		164,786
Consumer Finance - 1.4%
American Express Company	1,000	93,280

Insurance - 6.6%
Aflac, Inc.	2,600	113,776
Atlas Financial Holdings, Inc. (a)	4,000	41,400
MetLife, Inc.	800	36,712
Principal Financial Group, Inc.	1,200	73,092
Progressive Corporation (The)	1,200	73,116
W.R. Berkley Corporation	1,200	87,240
		425,336

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 93.2% (continued)	Shares	Value
Financials - 13.8% (continued)
Thrifts & Mortgage Finance - 0.9%
Charter Financial Corporation	3,000	$61,170

Health Care - 10.6%
Biotechnology - 0.9%
Gilead Sciences, Inc.	800	60,312

Health Care Equipment & Supplies - 0.9%
Varian Medical Systems, Inc. (a)	500	61,325

Health Care Providers & Services - 7.8%
Encompass Health Corporation	1,400	80,038
HCA Healthcare, Inc.	800	77,600
Laboratory Corporation of America Holdings (a)	500	80,875
Molina Healthcare, Inc. (a)	1,200	97,416
Quest Diagnostics, Inc.	700	70,210
Select Medical Holdings Corporation (a)	5,500	94,875
		501,014
Life Sciences Tools & Services - 1.0%
Luminex Corporation	3,000	63,210

Industrials - 18.5%
Air Freight & Logistics - 2.3%
C.H. Robinson Worldwide, Inc.	700	65,597
Expeditors International of Washington, Inc.	1,300	82,290
		147,887
Airlines - 4.6%
American Airlines Group, Inc.	1,200	62,352
Delta Air Lines, Inc.	1,600	87,696
JetBlue Airways Corporation (a)	3,000	60,960
Southwest Airlines Company	1,500	85,920
		296,928
Commercial Services & Supplies - 1.0%
Herman Miller, Inc.	2,000	63,900

Construction & Engineering - 0.5%
Quanta Services, Inc. (a)	1,000	34,350

Electrical Equipment - 1.0%
Sensata Technologies Holding plc (a)	1,200	62,196

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 93.2% (continued)	Shares	Value
Industrials - 18.5% (continued)
Machinery - 3.7%
Greenbrier Companies, Inc. (The)	1,500	$75,375
Trinity Industries, Inc.	2,700	88,101
Wabash National Corporation	3,500	72,835
		236,311
Professional Services - 1.6%
Robert Half International, Inc.	1,800	104,202

Road & Rail - 2.5%
Knight-Swift Transportation Holdings, Inc.	2,160	99,382
Universal Logistics Holdings, Inc.	3,000	63,450
		162,832
Trading Companies & Distributors - 1.3%
GATX Corporation	1,200	82,188

Information Technology - 11.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,900	81,491

Electronic Equipment, Instruments & Components - 1.3%
Corning, Inc.	3,000	83,640

IT Services - 3.8%
Cognizant Technology Solutions Corporation - Class A	1,100	88,550
Genpact Ltd.	2,800	89,572
MAXIMUS, Inc.	1,000	66,740
		244,862
Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM, Inc.	1,200	66,492

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	600	100,668
HP, Inc.	4,000	87,680
NetApp, Inc.	1,200	74,028
		262,376

Total Common Stocks (Cost $5,240,733)		$6,011,156

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

PUT OPTION CONTRACTS - 0.0% (b)	Contracts	Value
S&P 500 Index Option, 06/15/2018 at $1,500	18	$1,494
S&P 500 Index Option, 06/15/2018 at $2,000	4	1,844
Total Put Option Contracts (Cost $4,531)		$3,338

Total Investments at Value - 93.2% (Cost $5,245,264)		$6,014,494

MONEY MARKET FUNDS - 41.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.57% (c) (Cost $2,703,810)	2,703,810	$2,703,810

Total Investments and Money Market Funds at Value - 135.1% (Cost $7,949,074)		$8,718,304

Written Call Option Contracts - (35.7%)		(2,302,902)

Other Assets in Excess of Liabilities - 0.6%		35,058

Net Assets - 100.0%		$6,450,460

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2018.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2018 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Call Option Contracts
S&P 500 Index Option	18	$4,753,566	$1,500.00	06/15/2018	$2,046,042
S&P 500 Index Option	4	1,056,348	2,000.00	06/15/2018	256,860
Total Written Call Option Contracts (Premiums $2,475,814)		$5,809,914			$2,302,902

The average monthly notional value of written option contracts during the period ended March 31, 2018 was $6,201,883.

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

1. Securities, Options and Futures Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Value Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued at their closing prices on the principal exchange where they are traded; however, on days when the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time, but after the close of the primary markets or exchanges on which such securities are traded, such securities typically will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of the net asset values of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s net asset value may differ from quoted or published prices for these securities. Values of foreign securities are translated from the local currency into U.S. dollars using prevailing currency exchange rates as of the close of the NYSE, as supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2018, all options held by Hussman Strategic Growth Fund and Hussman Strategic Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean of their bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service.

Investments representing shares of other open-end investment companies, other than shares of exchange-traded funds, are valued at their net asset values per share as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service. The Trust uses an independent pricing service to determine the fair value of foreign portfolio securities when the value of such securities may be materially affected by events occurring before a Fund’s pricing time, but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of this procedure depends on market events and thus cannot be predicted. However, the procedures may be utilized to a significant extent by Hussman Strategic International Fund. Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at the price equal to the fair value of such security used in calculating the Fund’s net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2018 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$325,848,033	$-	$-	$325,848,033
Put Option Contracts	-	8,460,875	-	8,460,875
Money Market Funds	178,080,576	-	-	178,080,576
Total Investments in Securities and
Money Market Funds	$503,928,609	$8,460,875	$-	$512,389,484

Other Financial Instruments:
Written Call Option Contracts	$-	$(189,132,175)	$-	$(189,132,175)
Total Other Financial Instruments	$-	$(189,132,175)	$-	$(189,132,175)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$20,040,237	$-	$-	$20,040,237
U.S. Treasury Obligations	-	257,707,155	-	257,707,155
Exchange-Traded Funds	8,893,157	-	-	8,893,157
Money Market Funds	4,897,926	-	-	4,897,926
Total Investments in Securities and
Money Market Funds	$33,831,320	$257,707,155	$-	$291,538,475

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$4,669,131	$17,553,739	$-	$22,222,870
Money Market Funds	1,394,252	-	-	1,394,252
Total Investments in Securities and
Money Market Funds	$6,063,383	$17,553,739	$-	$23,617,122

Other Financial Instruments:
Futures Contracts Sold Short	$209,918	$-	$-	$209,918
Total Other Financial Instruments	$209,918	$-	$-	$209,918

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$6,011,156	$-	$-	$6,011,156
Put Option Contracts	-	3,338	-	3,338
Money Market Funds	2,703,810	-	-	2,703,810
Total Investments in Securities and
Money Market Funds	$8,714,966	$3,338	$-	$8,718,304

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,302,902)	$-	$(2,302,902)
Total Other Financial Instruments	$-	$(2,302,902)	$-	$(2,302,902)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. As of March 31, 2018, Hussman Strategic Growth Fund, Hussman Total Return Fund and Hussman Strategic Value Fund did not have any transfers into or out of any Level. Transfers that occurred between Levels 1 and 2 on March 31, 2018 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$1,350,252	$36,196

As of March 31, 2018, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of March 31, 2018:

			Hussman
	Hussman	Hussman	Strategic	Hussman
	Strategic	Strategic Total	International	Strategic
	Growth Fund	Return Fund	Fund	Value Fund

Cost of investments and money market funds	$496,363,833	$294,553,745	$20,551,147	$7,944,543
Gross unrealized appreciation	$21,478,421	$3,727,216	$3,703,299	$926,758
Gross unrealized depreciation	(13,913,645)	(6,742,486)	(637,324)	(156,335)
Net unrealized appreciation (depreciation)	$7,564,776	$(3,015,270)	$3,065,975	$770,423

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and adjustments to basis on publicly traded partnerships and grantor trusts.

4. Certain Investments and Associated Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments — The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of a money market fund. As of March 31, 2018, Hussman Strategic Growth Fund and Hussman Strategic Value Fund had 55.0% and 41.9%, respectively, of the value of their net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds incur additional indirect expenses due to acquired fund fees and expenses to the extent they invest in shares of money market funds.

Sector Risk – If a Fund has significant investments in securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of March 31, 2018, Hussman Strategic Value Fund had 29.4% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair a foreign issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk associated with investment in such debt. The value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to reporting standards or regulatory requirements that differ from those applicable to U.S. companies.

As of March 31, 2018, investments by Hussman Strategic International Fund in issuers in the United Kingdom represented 18.7% of the value of its stock portfolio and investments by the Fund in issuers in countries within the European Union (the “EU”), including the United Kingdom, represented 46.3% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries. In June 2016, voters in the United Kingdom opted to leave the EU, and in March 2017, the United Kingdom triggered the withdrawal procedures which began a period of two years or longer during which the terms of the United Kingdom’s exit from the EU will be negotiated. As a consequence of this vote and the withdrawal process, there may be an extended period of political and economic uncertainty and market volatility in the United Kingdom, other EU countries, the European Economic Area and globally that could adversely impact the prices and liquidity of securities held by the Fund.

As of March 31, 2018, Hussman Strategic International Fund had 27.8% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President

Date	May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Hussman
John P. Hussman, President

Date	May 22, 2018

By (Signature and Title)*	/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 22, 2018

*	Print the name and title of each signing officer under his or her signature.